Inventory (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Inventory
Raw materials	¥ 579,842		¥ 510,990
Work in process	2,995		1,862
Finished goods	381,387		291,116
Merchandise	121,978		95,987
Less: write-downs	(4,649)		(10,427)
Total	1,081,553		889,528		$ 165,755
Write-downs of inventory	¥ 5,803	$ 889	¥ 10,427	¥ 0